Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term borrowings:
Bank loans	¥ 4,282,000	¥ 4,609,123
Long-term borrowings, current portion:
Bank loans	1,569,033	1,188,998
Asset-backed securities	268,917	587,470
Asset-backed notes	0	82,145
Total current borrowings	6,119,950	6,467,736
Long-term borrowings:
Bank loans	6,586,490	5,431,711
Asset-backed securities	2,375	232,807
Total non-current borrowings	6,588,865	5,664,518
Total borrowings	¥ 12,708,815	¥ 12,132,254